Principal Subsidiaries - Summary of Condensed Consolidated Statements of Cash Flows (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
	Dec. 27, 2018	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of subsidiaries [line items]
Cash flows provided by operating activities, net		¥ 73,301	¥ 71,045	¥ 41,599
Cash flows provided by (used in) investing activities, net		(65,920)	(68,505)	(39,067)
Cash flows used in financing activities, net		(7,902)	(2,878)	955
Net increase (decrease) in cash and cash equivalents		(1,036)	1,752	1,483
Alpine Group [member]
Disclosure of subsidiaries [line items]
Cash flows provided by operating activities, net		13,032	14,261	4,145
Cash flows provided by (used in) investing activities, net		(16,342)	(12,760)	2,715
Cash flows used in financing activities, net		(7,548)	(2,124)	(2,163)
Net increase (decrease) in cash and cash equivalents	¥ (4,067)	(11,420)	396	4,026
Alps Logistics Group [member]
Disclosure of subsidiaries [line items]
Cash flows provided by operating activities, net		3,469	4,986	6,506
Cash flows provided by (used in) investing activities, net		(3,493)	(4,395)	(1,548)
Cash flows used in financing activities, net		(1,678)	(1,804)	(1,971)
Net increase (decrease) in cash and cash equivalents		¥ (1,779)	¥ (1,085)	¥ 2,658